UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC
Address: 777 Third Avenue
         27th Floor
         New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Renfield-Miller
Title:     Chief Compliance Officer
Phone:     212-350-4283

Signature, Place, and Date of Signing:

 /s/Douglas RenfieldMiller     New York, NY     October 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $295,631 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-10573                     Libra Fund, LP
     028-10574                     Libra Associates, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD        COM              00765F101     8178  2185848 SH       DEFINED        1,2          0  2185848
AGNICO EAGLE MINES LTD         COM              008474108    16239   313176 SH       DEFINED        1,2          0   313176
BANRO CORP                     COM              066800103      464   100000 SH       DEFINED        1,2          0   100000
BARRICK GOLD CORP              COM              067901108    14533   348033 SH       DEFINED        1,2          0   348033
BARRICK GOLD CORP              COM              067901108     4736   101150 SH       DEFINED        2            0   101150
BRIGUS GOLD CORP               COM              109490102     1998  2026100 SH       DEFINED        1,2          0  2026100
CAMECO CORP                    COM              13321L108     1054    45000 SH       DEFINED        2            0    45000
CANADIAN PAC RY LTD            COM              13645T100      507     8000 SH       DEFINED        2            0     8000
CENOVUS ENERGY INC             COM              15135U109     1058    30000 SH       DEFINED        2            0    30000
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     8201   150000 SH       DEFINED                150000        0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    29486   594841 SH       DEFINED        2            0   594841
CLAUDE RES INC                 COM              182873109     4936  5779535 SH       DEFINED        1,2          0  5779535
ENCANA CORP                    COM              292505104     1022    50000 SH       DEFINED        2            0    50000
EXETER RES CORP                COM              301835104     2908  1733788 SH       DEFINED        1,2          0  1733788
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     1117    87000 SH       DEFINED        1,2          0    87000
GOLDCORP INC NEW               COM              380956409    11211   244268 SH       DEFINED        1,2          0   244268
GRAN TIERRA ENERGY INC         COM              38500T101    15291  2960495 SH       DEFINED        1,2          0  2960495
LAKE SHORE GOLD CORP           COM              510728108     4004  3978600 SH       DEFINED        1,2          0  3978600
LONCOR RESOURCES INC           COM              54179W101      572   524400 SH       DEFINED        1,2          0   524400
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     4396    81896 SH       DEFINED        1,2          0    81896
MICROSOFT CORP                 COM              594918104    35064  1178210 SH       DEFINED        2            0  1178210
MICROSOFT CORP                 COM              594918104    20266   662491 SH       DEFINED                662491        0
NEWMONT MINING CORP            COM              651639106    15743   281066 SH       DEFINED        1,2          0   281066
NEWMONT MINING CORP            COM              651639106    24105   436521 SH       DEFINED        2            0   436521
NOVADAQ TECHNOLOGIES INC       COM              66987G102     4396   498700 SH       DEFINED        1,2          0   498700
POSTROCK ENERGY CORP           COM              737525105      286   167732 SH       DEFINED        1,2          0   167732
POTASH CORP SASK INC           COM              73755L107     4273   100000 SH       DEFINED        2            0   100000
QUATERRA RES INC               COM              747952109     1510  5157700 SH       DEFINED        1,2          0  5157700
REVETT MINERALS INC            COM NEW          761505205     7368  2058854 SH       DEFINED        1,2          0  2058854
RUBICON MINERALS CORP          COM              780911103     6816  1816791 SH       DEFINED        1,2          0  1816791
SANDSTORM GOLD LTD             COM NEW          80013R206    25949  2023929 SH       DEFINED        1,2          0  2023929
SILVERCREST MINES INC          COM              828365106     7185  2541941 SH       DEFINED        1,2          0  2541941
SUNCOR ENERGY INC NEW          COM              867224107      550    17000 SH       DEFINED        2            0    17000
TECK RESOURCES LTD             CL B             878742204      870    30000 SH       DEFINED        2            0    30000
YAMANA GOLD INC                COM              98462Y100     9339   489130 SH       DEFINED        1,2          0   489130
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